UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York         August 12, 2011

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:   $49,500


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Telvent GIT SA                        Shs          E90215109    2,002    50,300  Sh        Defined      02        50,300    0    0
Barnes & Noble Inc                    Com          067774109      416    25,100  Sh        Defined      02        25,100    0    0
Bucyrus Intl Inc New                  Com          118759109    8,240    89,900  Sh        Defined      02        89,900    0    0
Cephalon Inc                          Com          156708109    5,441    68,100  Sh        Defined      02        68,100    0    0
Cisco Sys Inc                         Com          17275R102    1,658   106,200  Sh        Defined      02       106,200    0    0
Comcast Corp New                    Cl A Spl       20030N200      497    20,500  Sh        Defined      02        20,500    0    0
Constellation Energy Group Inc        Com          210371100      452    11,900  Sh        Defined      02        11,900    0    0
Enzon Pharmaceuticals Inc             Note         293904AE8      943   785,000  Prn       Defined      02       785,000    0    0
Graham Packaging Co Inc               Com          384701108      451    17,900  Sh        Defined      02        17,900    0    0
Grifols S A                          Sp Adr        398438309    4,574   609,013  Prn       Defined      02       609,013    0    0
Lubrizol Corp                         Com          549271104    3,797    28,281  Sh        Defined      02        28,281    0    0
National Semiconductor Corp           Com          637640103    4,454   181,000  Sh        Defined      02       181,000    0    0
Progress Energy Inc                   Com          743263105       91     1,900  Sh        Defined      02         1,900    0    0
Proshares Short QQQ                   Pshs         74347R602    1,558    48,100  Sh        Defined      02        48,100    0    0
Ralcorp Holdings Inc New              Com          751028101    1,065    12,300  Sh        Defined      02        12,300    0    0
Sanofi                               Right         80105N113      770   319,645  Sh        Defined      02       319,645    0    0
Savvis Inc                            Com          805423308    6,313   159,700  Sh        Defined      02       159,700    0    0
Temple Inland Inc                     Com          879868107      907    30,500  Sh        Defined      02        30,500    0    0
Timberland Co                         Cl A         887100105    1,195    27,800  Sh        Defined      02        27,800    0    0
Varian Semiconductor Equipment        Com          922207105    4,676    76,100  Sh        Defined      02        76,100    0    0